Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Pretax loss	$ (1,368)	$ (1,111)
Federal tax rate	21.00%	21.00%
Income tax computed at the ordinary tax rate	$ 287	$ 233
Stock-based compensation	(135)	(114)
Tax in respect of differences in corporate tax rates	5	2
Losses and timing differences in respect of which no deferred taxes were generated	(157)	(121)
Income tax expense/(benefit)